Contingent Liabilities and Financial Commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - Service Contracts - GBP (£)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum lease payments	£ 35,000,000	£ 37,000,000
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum lease payments	15,000,000	20,000,000
Between One and Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum lease payments	£ 20,000,000	£ 17,000,000